GOEHRING & ROZENCWAJG INVESTMENT FUNDS

Goehring & Rozencwajg Resources Fund

SUPPLEMENT DATED April 2, 2025 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 27, 2024

This supplement provides new and additional information that replaces information contained in the SAI and should be read in conjunction with the SAI.

Effective March 20, 2025, the information below replaces Lucas Foss, Chief Compliance Officer and AML Compliance Officer in its entirety under the “OFFICERS” section of the Statement of Additional Information:

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alexander Morgan (1989)	Chief Compliance Officer (“CCO”) and Anti-Money Laundering Compliance Officer	Since March 20, 2025	Director, SS&C Registered Fund Services since 11/2024; Vice President – Compliance, Northern Trust Asset Management from 11/2020 to 11/2024; and Lead Compliance Analyst at Transmerica from 5/2019 to 11/2020.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE